Loan Commitments	6 Months Ended
Jun. 30, 2011
Notes to Financial Statements
Loan Commitments

12.  Loan Commitments

Unfunded Commitments

Unfunded commitments are commitments for possible future extensions of credit to existing customers of ECCU. Unfunded commitments totaled $911.6 thousand at June 30, 2011 and $142.8 thousand at December 31, 2010.